Leases (Tables)	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
Disclosure of quantitative information about right-of-use assets
Right-of-use
assets

	Land and buildings $m	Investment property $m	Other $m	Total $m
Cost
At 1 January 2021	617	–	4	621
Additions and other re-measurements	4	–	–	4
Terminations and disposals	(9)	–	(1)	(10)
Exchange and other adjustments	(5)	–	–	(5)
At 31 December 2021	607	–	3	610
Additions and other re-measurements	40	–	–	40
Transfers to investment property	(50)	50	–	–
Transfers to finance lease receivable	(5)	–	–	(5)
Terminations	(9)	–	(1)	(10)
Exchange and other adjustments	(12)	–	–	(12)
At 31 December 2022	571	50	2	623
Depreciation and impairment
At 1 January 2021	(316)	–	(2)	(318)
Provided	(26)	–	(1)	(27)
System Fund expense	(3)	–	–	(3)
System Fund impairment reversal	3	–	–	3
Terminations and disposals	5	–	1	6
Exchange and other adjustments	3	–	–	3
At 31 December 2021	(334)	–	(2)	(336)
Provided	(24)	–	(1)	(25)
System Fund expense	(3)	–	–	(3)
Impairment charge	(2)	–	–	(2)
Impairment reversal	2	–	–	2
Transfers to investment property	47	(47)	–	–
Transfers to finance lease receivable	3	–	–	3
Terminations	9	–	1	10
Exchange and other adjustments	8	–	–	8
At 31 December 2022	(294)	(47)	(2)	(343)

Net book value
At 31 December 2022	277	3	–	280
At 31 December 2021	273	–	1	274
At 1 January 2021	301	–	2	303

Disclosure Of Lease Liabilities
The majority of the Group’s lease liabilities are discounted at incremental borrowing rates of up to 11%. The rate implicit in the InterContinental Boston lease was 9.7% and was derived from a valuation of the hotel at lease inception in 2006.

Currency	2022 $m	2021 $m
US dollars	363	374
Sterling	31	6
Euros	5	5
Other	28	34
	427	419

Analysed as:
Current	26	35
Non-current	401	384
	427	419

Disclosure Of Lease Expenditure Recognised Explanatory
Amounts recognised in the Group income statement

	2022 $m	2021 $m	2020 $m
Depreciation of right-of-use assets	25	27	35
System Fund depreciation of right-of-use assets	3	3	4
Net impairment (reversal)/charge	–	–	16
System Fund impairment (reversal)/charge	–	(3)	32
Derecognition of right-of-use assets and lease liabilities	–	–	(22)
Gain on lease termination	–	–	(30)
Expense relating to variable lease payments	47	31	7
Expense relating to short-term leases and low-value assets	1	1	2
Income from operating subleases of right-of-use assets	(1)	(1)	(1)
Recognised in operating profit/(loss)	75	58	43
Interest on lease liabilities	29	29	37
Total recognised in the Group income statement	104	87	80

Disclosure Of Detailed Information About Operating Sublease Payments Receivables Explanatory

Operating sublease payments receivable	Less than 1 year $m	Between 1 and 2 years $m	Between 2 and 5 years $m	Total $m
At 31 December 2022	2	2	5	9
At 31 December 2021	2	2	5	9

Disclosure of Maturity Analysis of Finance Lease Payments Receivable
In 2022, the Group subleased a component of the US corporate headquarters for the remainder of the head lease term. No gain or loss arose.

Finance lease payments receivable	More than 5 years $m	Total undiscounted lease receivable $m	Unearned finance income $m	Finance lease receivable $m
At 31 December 2022	2	2	–	2

Disclosure of Detailed Information About Lease Liabilities Recognized In Cash Flow Statement Explanatory	Amounts recognised in the Group statement of cash flows

	2022 $m	2021 $m	2020 $m
Operating activities	72	55	39
Investing activities	(6)	–	–
Financing activities	36	32	65
Net cash paid	102	87	104